United States
               Securities and Exchange Commission
                      Washington, DC 20549
                            FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                       INVESTMENT COMPANY

Investment Company Act file number:  811-05069

EquiTrust Variable Insurance Series Fund
(Exact name of registrant as specified in charter)

5400 University Avenue, West Des Moines IA  50266-5997
 (Address of principal executive offices) (Zip code)

Kristi Rojohn, 5400 University Avenue, West Des Moines IA 50266-5997 (Name and address of agent for service)

Registrant's telephone number, including area code:  515/225-5400

Date of fiscal year end:  December 31, 2006

Date of reporting period: March 31, 2006

Item 1.
  Schedules of Investments.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO
March 31, 2006
(Unaudited)
                                                                            Shares
                                                                             Held             Value
                                                                            ----------      ----------
COMMON STOCKS (82.81%)
  APPAREL AND OTHER TEXTILE PRODUCTS (0.43%)
  Jones Apparel Group, Inc.                                                     7,500     $    265,275

  AUTOMOTIVE REPAIR, SERVICES AND PARKING (0.73%)
  Ryder System, Inc.                                                            10,100         452,278

  BUSINESS SERVICES (4.38%)
  Affiliated Computer Services, Inc.-Class A                                    11,400<F1>     680,124
  CA, Inc.                                                                      12,174         331,255
  Compuware Corp.                                                               16,050<F1>     125,672
  Electronic Data Systems Corp.                                                  5,745         154,138
  First Data Corp.                                                               3,520         164,806
  Microsoft Corp.                                                               23,105         628,687
  Oracle Corp.                                                                  12,300<F1>     168,387
  Symantec Corp.                                                                28,002<F1>     471,274
                                                                                            ----------
                                                                                             2,724,343
  CHEMICALS AND ALLIED PRODUCTS (12.03%)
  Abbott Laboratories                                                            8,000         339,760
  Biogen Idec, Inc.                                                              4,620<F1>     217,602
  Bristol-Myers Squibb Co.                                                      13,550         333,465
  Colgate-Palmolive Co.                                                          3,255         185,861
  E.I. du Pont de Nemours & Co.                                                 12,555         529,947
  GlaxoSmithKline PLC                                                            5,500         287,705
  Johnson & Johnson                                                             13,935         825,231
  KV Pharmaceutical Co.-Class A                                                 12,700<F1>     306,324
  Merck & Co., Inc.                                                              9,764         343,986
  Mylan Laboratories, Inc.                                                      10,205         238,797
  Olin Corp.                                                                     6,400         137,408
  Perrigo Co.                                                                   25,615         417,781
  Pfizer, Inc.                                                                  43,526       1,084,668
  Schering-Plough Corp.                                                         14,980         284,470
  Sensient Technologies Corp.                                                   39,245         708,372
  SurModics, Inc.                                                                3,637<F1>     128,604
  Taro Pharmaceutical Industries, Ltd.                                           6,600<F1>      92,004
  Teva Pharmaceutical Industries, Ltd.                                          17,691         728,515
  Wyeth                                                                          5,835         283,114
                                                                                            ----------
                                                                                             7,473,614
  COMMUNICATIONS (2.13%)
  Alltel Corp.                                                                     500          32,375
  Comcast Corp. - Class A                                                       12,510<F1>     327,262
  Sprint Nextel Corp.                                                           25,603         661,581
  Verizon Communications, Inc.                                                   8,800         299,728
                                                                                            ----------
                                                                                             1,320,946
  DEPOSITORY INSTITUTIONS (7.32%)
  AmSouth Bancorp.                                                              11,630         314,592
  Bank of America Corp.                                                         12,204         555,770
  Bank of New York Co., Inc.                                                     8,681         312,863
  BOK Financial Corp.                                                            3,500         166,425
  Citigroup, Inc.                                                               23,183       1,094,933
  National City Corp.                                                            6,830         238,367
  New York Community Bancorp., Inc.                                             23,156         405,693
  U. S. Bancorp.                                                                20,450         623,725
  Wachovia Corp.                                                                 7,650         428,783
  Wilmington Trust Corp.                                                         9,500         411,825
                                                                                            ----------
                                                                                             4,552,976
  EATING AND DRINKING PLACES (0.42%)
  Wendy's International, Inc.                                                    4,200         260,652

  ELECTRIC, GAS AND SANITARY SERVICES (2.76%)
  Alliant Energy Corp.                                                           8,660         272,530
  Atmos Energy Corp.                                                            11,267         296,660
  Keyspan Corp.                                                                 10,310         421,370
  Pepco Holdings, Inc.                                                          16,200         369,198
  Xcel Energy, Inc.                                                             19,405         352,201
                                                                                            ----------
                                                                                             1,711,959
  ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (4.77%)
  Adaptec, Inc.                                                                 43,100<F1>     238,343
  ADC Telecommunications, Inc.                                                  18,205<F1>     465,866
  Cisco Systems, Inc.                                                           30,600<F1>     663,102
  ECI Telecom, Ltd.                                                             10,000<F1>     113,300
  Emerson Electric Co.                                                           2,300         192,349
  General Electric Co.                                                          19,995         695,426
  Helen of Troy, Ltd.                                                            8,966<F1>     190,079
  Intel Corp.                                                                   17,500         338,625
  JDS Uniphase Corp.                                                            16,400<F1>      68,388
                                                                                            ----------
                                                                                             2,965,478
  FOOD AND KINDRED PRODUCTS (3.35%)
  Anheuser-Busch Cos., Inc.                                                      8,530         364,828
  Coca-Cola Co. (The)                                                           12,570         526,306
  Coca-Cola Enterprises, Inc.                                                   17,485         355,645
  ConAgra Foods, Inc.                                                           15,000         321,900
  General Mills, Inc.                                                            4,110         208,295
  Sara Lee Corp.                                                                17,040         304,675
                                                                                            ----------
                                                                                             2,081,649
  FOOD STORES (0.64%)
  Kroger Co.                                                                    19,526<F1>     397,549

  GENERAL MERCHANDISE STORES (2.29%)
  Federated Department Stores, Inc.                                              3,008         219,584
  Fred's, Inc.                                                                  35,165         466,288
  Target Corp.                                                                   5,300         275,653
  Wal-Mart Stores, Inc.                                                          9,835         464,605
                                                                                            ----------
                                                                                             1,426,130
  HEALTH SERVICES (1.79%)
  Health Management Associates, Inc.                                            12,800         276,096
  Lifepoint Hospitals, Inc.                                                     11,463<F1>     356,499
  Universal Health Services, Inc.-Class B                                        9,420         478,442
                                                                                            ----------
                                                                                             1,111,037
  HOLDING AND OTHER INVESTMENT OFFICES (0.53%)
  Highwoods Properties, Inc.                                                     9,750         328,868

  INDUSTRIAL MACHINERY AND EQUIPMENT (4.81%)
  3M Co.                                                                         8,960         678,182
  Deere & Co.                                                                    3,990         315,410
  EMC Corp.                                                                     22,500<F1>     306,675
  Hewlett-Packard Co.                                                            6,000         197,400
  Ingersoll-Rand Co., Ltd.-Class A                                              19,900         831,621
  Solectron Corp.                                                               22,500<F1>      90,000
  SPX Corp.                                                                      6,373         340,446
  Stanley Works (The)                                                            4,600         233,036
                                                                                            ----------
                                                                                             2,992,770
  INSTRUMENTS AND RELATED PRODUCTS (4.76%)
  Agilent Technologies, Inc.                                                     7,000<F1>     262,850
  Becton Dickinson & Co.                                                        13,226         814,457
  Biomet, Inc.                                                                   4,220         149,894
  Boston Scientific Corp.                                                        4,770<F1>     109,949
  Fisher Scientific International, Inc.                                          8,176<F1>     556,377
  Medtronic, Inc.                                                                6,300         319,725
  Perkinelmer, Inc.                                                             11,900         279,293
  Stryker Corp.                                                                  7,030         311,710
  Zimmer Holdings, Inc.                                                          2,240<F1>     151,424
                                                                                            ----------
                                                                                             2,955,679
  INSURANCE CARRIERS (4.43%)
  Allstate Corp.                                                                 8,095         421,830
  American International Group, Inc.                                             9,740         643,717
  MBIA, Inc.                                                                     6,640         399,263
  Metlife, Inc.                                                                  3,795         183,564
  Protective Life Corp.                                                          9,300         462,582
  Safeco Corp.                                                                   6,240         313,310
  WellPoint, Inc.                                                                4,222<F1>     326,910
                                                                                            ----------
                                                                                             2,751,176
  METAL MINING (1.58%)
  Barrick Gold Corp.                                                            36,046         981,893

  MISCELLANEOUS MANUFACTURING INDUSTRIES (0.44%)
  Hasbro, Inc.                                                                  12,900         272,190

  MOTION PICTURES (1.25%)
  News Corp.-Class A                                                            17,040         283,034
  Time Warner, Inc.                                                             29,390         493,458
                                                                                            ----------
                                                                                               776,492
  NONDEPOSITORY INSTITUTIONS (0.48%)
  Federal Home Loan Mortgage Corp.                                               4,900         298,900

  OIL AND GAS EXTRACTION (4.65%)
  Apache Corp.                                                                   5,200         340,652
  BJ Services Co.                                                               11,500         397,900
  Burlington Resources, Inc.                                                     6,780         623,150
  Noble Corp.                                                                    4,300         348,730
  Occidental Petroleum Co.                                                       4,750         440,087
  Rowan Cos., Inc.                                                              16,900         742,924
                                                                                            ----------
                                                                                             2,893,443
  PAPER AND ALLIED PRODUCTS (2.47%)
  Abitibi Consolidated, Inc.                                                    92,600         384,290
  Bemis Co., Inc.                                                               10,865         343,117
  Kimberly-Clark Corp.                                                          10,720         619,616
  Sonoco Products Co.                                                            5,500         186,285
                                                                                            ----------
                                                                                             1,533,308
  PETROLEUM AND COAL PRODUCTS (4.57%)
  BP PLC                                                                         6,000         413,640
  Chevron Corp.                                                                 14,100         817,377
  ConocoPhillips                                                                25,466       1,608,178
                                                                                            ----------
                                                                                             2,839,195
  PRIMARY METAL INDUSTRIES (0.89%)
  Northwest Pipe Co.                                                            18,215<F1>     552,825

  PRINTING AND PUBLISHING (1.14%)
  Belo Corp.-Series A                                                           14,835         294,920
  R.R. Donnelley & Sons Co.                                                      8,110         265,359
  Tribune Co.                                                                    5,450         149,494
                                                                                            ----------
                                                                                               709,773
  RAILROAD TRANSPORTATION (0.32%)
  Union Pacific Corp.                                                            2,155         201,169

  TOBACCO PRODUCTS (0.96%)
  Altria Group, Inc.                                                             8,460         599,476

  TRANSPORTATION EQUIPMENT (2.77%)
  Federal Signal Corp.                                                          13,300         246,050
  Honeywell International, Inc.                                                 23,500       1,005,095
  ITT Industries, Inc.                                                           8,370         470,561
                                                                                            ----------
                                                                                             1,721,706
  WHOLESALE TRADE - NONDURABLE GOODS (1.86%)
  Dean Foods Co.                                                                 7,701<F1>     299,030
  Safeway, Inc.                                                                 18,720         470,246
  SYSCO Corp.                                                                   12,130         388,767
                                                                                            ----------
                                                                                             1,158,043
  MISCELLANEOUS EQUITIES (1.86%)
  H & Q Life Sciences Investors                                                 28,183         482,216
  NASDAQ-100 Trust                                                              16,100         675,234
                                                                                            ----------
                                                                                             1,157,450
                                                                                            ----------
Total Common Stocks (Cost $45,831,930)                                                      51,468,242

SHORT-TERM INVESTMENTS (17.50%)
  MONEY MARKET MUTUAL FUND (0.06%)
  JPMorgan U.S. Treasury Plus Money Market Fund (Cost $38,106)                  38,106          38,106

                                                                           Principal
                                                                             Amount
                                                                            ----------
  COMMERCIAL PAPER (4.67%)
    NONDEPOSITORY INSTITUTIONS
    American General Finance Co., due 4/19/06                             $  1,300,000       1,300,000
    General Electric Capital Corp., due 4/12/06                              1,600,000       1,600,000
                                                                                            ----------
  Total Commercial Paper (Cost $2,900,000)                                                   2,900,000

  UNITED STATES GOVERNMENT AGENCIES (12.77%)
    Federal Home Loan Bank, due 4/07/06                                      1,200,000       1,199,100
    Federal Home Loan Bank, due 4/17/06                                      1,600,000       1,596,734
    Federal Home Loan Bank, due 4/26/06                                      2,300,000       2,292,675
    Federal National Mortgage Assoc., due 4/03/06                            2,200,000       2,199,458
    Federal National Mortgage Assoc., due 4/05/06                              650,000         649,677
                                                                                            ----------
  Total United States Government Agencies (Cost $7,937,644)                                  7,937,644
                                                                                            ----------
Total Short-Term Investments (Cost $10,875,750)                                             10,875,750
                                                                                            ----------
Total Investments (Cost $56,707,680) (100.31%)                                              62,343,992

OTHER ASSETS LESS LIABILITIES (-0.31%)
  Cash, receivables, prepaid expense and other assets, less liabilities                      (194,695)
                                                                                            ----------
Total Net Assets (100.00%)                                                                $ 62,149,297
                                                                                            ==========

<F1> Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

  Unrealized Appreciation                                                 $ 10,535,591
  Unrealized Depreciation                                                  (4,620,135)
                                                                            ----------
  Net Unrealized Appreciation (Depreciation)                                 5,915,456

Cost for federal income tax purposes                                      $ 56,428,536

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO
March 31, 2006
(Unaudited)
                                                                                  Shares
                                                                                   Held            Value
                                                                                 ----------      ----------
PREFERRED STOCKS (0.56%)
  HOLDING AND OTHER INVESTMENT OFFICES
  New Plan Excel Realty Trust-Series D, 7.80% (Cost $200,000)                         4,000    $    200,625
                                                                                Principal
                                                                                  Amount
                                                                                 ----------
CORPORATE BONDS (27.23%)
  DEPOSITORY INSTITUTIONS (3.55%)
  Provident Capital Trust I, 8.60%, due 12/01/26                               $    500,000         530,890
  Washington Mutual Bank, 5.65%, due 08/15/14                                       750,000         739,380
                                                                                                 ----------
                                                                                                  1,270,270
  ELECTRIC, GAS AND SANITARY SERVICES (5.01%)
  Maritime & NE Pipeline, 144A, 7.70%, due 11/30/19                                 700,000<F1>     773,976
  Oglethorpe Power Corp., 6.974%, due 06/30/11                                      209,000         214,179
  PacifiCorp, 6.90%, due 11/15/11                                                   750,000         801,360
                                                                                                 ----------
                                                                                                  1,789,515
  FOOD STORES (1.78%)
  Ahold Finance USA, Inc., 8.25%, due 07/15/10                                      600,000         637,500

  FOOD AND KINDRED PRODUCTS (2.69%)
  Diageo Capital PLC, 4.375%, due 05/03/10                                        1,000,000         960,750

  HOLDING AND OTHER INVESTMENT OFFICES (1.83%)
  Security Capital Pacific, 7.20%, due 03/01/13                                     275,000         293,796
  Washington REIT, 6.898%, due 02/15/18                                             350,000         358,967
                                                                                                 ----------
                                                                                                    652,763
  INSURANCE CARRIERS (2.37%)
  SunAmerica, 8.125%, due 04/28/23                                                  700,000         846,580

  SECURITY AND COMMODITY BROKERS (5.76%)
  Goldman Sachs Group, Inc., 5.125%, due 1/15/15                                    900,000         866,592
  Morgan Stanley-Series MTNC, 5.125%, due 02/11/19                                1,300,000       1,191,788
                                                                                                 ----------
                                                                                                  2,058,380
  TOBACCO PRODUCTS (2.19%)
  UST, Inc., 7.25%, due 06/01/09                                                    750,000         783,705

  TRANSPORTATION - BY AIR (1.73%)
  Continental Airlines, Inc., 6.545%, due 08/02/20                                  401,442         406,441
  Federal Express, 7.50%, due 01/15/18                                              193,763         210,953
                                                                                                 ----------
                                                                                                    617,394
  TRANSPORTATION EQUIPMENT (0.32%)
  Ford Motor Co., 9.215%, due 09/15/21                                              150,000         115,875
                                                                                                 ----------
Total Corporate Bonds (Cost $9,689,522)                                                           9,732,732

MORTGAGE-BACKED SECURITIES (38.15%)
  FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (7.84%)
  Pool # 3023, 5.50%, due 08/01/35                                                1,885,218       1,850,335
  Pool # 3051, 5.50%, due 10/01/25                                                1,000,000         953,810
                                                                                                 ----------
                                                                                                  2,804,145
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (2.74%)
  Pool # 50276, 9.50%, due 02/01/20                                                   1,011           1,114
  Pool # 256103, 5.50%, due 02/01/26                                                992,764         977,098
                                                                                                 ----------
                                                                                                    978,212
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (27.57%)
  Pool # 1512, 7.50%, due 12/20/23                                                   27,259          28,480
  Pool # 2631, 7.00%, due 08/01/28                                                   30,750          31,825
  Pool # 2658, 6.50%, due 10/01/28                                                   54,726          56,240
  Pool # 2701, 6.50%, due 01/20/29                                                   65,533          67,372
  Pool # 2796, 7.00%, due 08/01/29                                                   53,500          55,387
  Pool # 3039, 6.50%, due 02/01/31                                                   22,340          22,938
  Pool # 3040, 7.00%, due 02/01/31                                                   37,607          38,929
  Pool # 3188, 6.50%, due 02/20/32                                                  131,488         134,993
  Pool # 3239, 6.50%, due 05/01/32                                                  120,179         123,382
  Pool # 3261, 6.50%, due 07/20/32                                                  234,704         240,960
  Pool # 3320, 5.50%, due 12/01/32                                                  895,342         884,758
  Pool # 3333, 5.50%, due 01/01/33                                                  737,722         728,921
  Pool # 3375, 5.50%, due 04/01/33                                                  113,190         111,840
  Pool # 3390, 5.50%, due 05/01/33                                                  502,883         496,884
  Pool # 3403, 5.50%, due 06/01/33                                                  847,249         837,142
  Pool # 3458, 5.00%, due 10/01/33                                                  693,988         670,832
  Pool # 3499, 5.00%, due 01/01/34                                                1,087,311       1,050,630
  Pool # 3556, 5.50%, due 05/01/34                                                1,138,034       1,124,456
  Pool # 3623, 5.00%, due 10/01/34                                                1,703,415       1,645,951
  Pool # 22630, 6.50%, due 08/01/28                                                  30,193          31,028
  Pool # 276337, 10.00%, due 08/15/19                                                 6,015           6,642
  Pool # 643816, 6.00%, due 07/01/25                                              1,446,169       1,466,357
                                                                                                 ----------
                                                                                                  9,855,947
                                                                                                 ----------
Total Mortgage-Backed Securities (Cost $13,844,157)                                              13,638,304

UNITED STATES GOVERNMENT AGENCIES (14.47%)
  Federal Home Loan Bank, 5.50%, due 05/18/15                                     1,000,000         979,971
  Federal Home Loan Mortgage Corp., 4.65%, due 10/10/13                           1,000,000         950,750
  Federal National Mortgage Assoc., 6.00%, due 08/22/13                           1,000,000         997,029
  Federal National Mortgage Assoc., 5.55%, due 06/08/15                           1,000,000         983,678
  Federal National Mortgage Assoc., 6.00%, due 11/09/15                             300,000         296,930
  Government National Mortgage Assoc., 5.00%, due 05/01/30                        1,000,000         963,123
                                                                                                 ----------
Total United States Government Agencies (Cost $5,290,174)                                         5,171,481

UNITED STATES TREASURY OBLIGATIONS (5.57%)
  U.S. Treasury Note, 2.50%, due 05/31/06 (Cost $1,999,475)                       2,000,000       1,992,900

SHORT-TERM INVESTMENTS (13.60%)
  COMMERCIAL PAPER (4.90%)
    NONDEPOSITORY INSTITUTIONS
    General Electric Capital Corp., 4.59%, due 04/03/06                             400,000         400,000
    HSBC Finance Corp., 4.68%, due 04/18/06                                       1,350,000       1,350,000
                                                                                                 ----------
  Total Commercial Paper (Cost $1,750,000)                                                        1,750,000

  UNITED STATES GOVERNMENT AGENCIES (8.31%)
    Federal Home Loan Bank, due 04/06/06                                          1,000,000         999,362
    Federal Home Loan Bank, due 04/12/06                                          1,000,000         998,636
    Federal Home Loan Bank, due 04/26/06                                            975,000         971,890
                                                                                                 ----------
  Total United States Government Agencies (Cost $2,969,888)                                       2,969,888
                                                                                  Shares
                                                                                   Held
                                                                                 ----------
  MONEY MARKET MUTUAL FUND (0.39%)
  JPMorgan U.S. Treasury Plus Money Market Fund (Cost $140,409)                     140,409         140,409
                                                                                                 ----------
Total Short-Term Investments (Cost $4,860,297)                                                    4,860,297
                                                                                                 ----------
Total Investments (Cost $35,883,625) (99.58%)                                                    35,596,339

OTHER ASSETS LESS LIABILITIES (0.42%)
  Cash, receivables, prepaid expense and other assets, less liabilities                             149,530
                                                                                                 ----------
Total Net Assets (100.00%)                                                                     $ 35,745,869
                                                                                                 ==========

<F1> Each unit was purchased at 104.481 on 04/20/01.  As of 03/31/06, the carrying value of each unit was 110.568, representing 773,976 or 2.17% of total net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

  Unrealized Appreciation                                                      $    254,758
  Unrealized Depreciation                                                         (542,044)
                                                                                 ----------
  Net Unrealized Appreciation (Depreciation)                                      (287,286)

Cost for federal income tax purposes                                           $ 35,883,625

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
STRATEGIC YIELD PORTFOLIO
March 31, 2006
(Unaudited)
                                                                       Shares
                                                                        Held            Value
                                                                      ----------      ----------
PREFERRED STOCKS (0.92%)
  HOLDING AND OTHER INVESTMENT OFFICES
  New Plan Excel Realty Trust-Series D, 7.80% (Cost $350,000)              7,000    $    351,094
                                                                      Principal
                                                                       Amount
                                                                      ----------
CORPORATE BONDS (60.77%)
  APPAREL AND ACCESSORY STORES (3.94%)
  Woolworth (FW) Corp., 8.50%, due 01/15/22                         $  1,400,000       1,498,000

  CHEMICALS AND ALLIED PRODUCTS (4.48%)
  Lyondell Chemical Co., 9.625%, due 05/01/07                            900,000         931,500
  Nova Chemicals, Ltd., 7.875%, due 09/15/25                             800,000         772,000
                                                                                      ----------
                                                                                       1,703,500
  COMMUNICATIONS (1.32%)
  Telephone & Data Systems, Inc., 7.00%, due 08/01/06                    500,000         502,570

  DEPOSITORY INSTITUTIONS (1.40%)
  Provident Capital Trust I, 8.60%, due 12/01/26                         500,000         530,890

  ELECTRIC, GAS AND SANITARY SERVICES (5.72%)
  ESI Tractebel, 7.99%, due 12/30/11                                     285,000         296,522
  Indianapolis Power & Light Co., 7.05%, due 02/01/24                    750,000         768,668
  Semco Energy, Inc., 7.125%, due 05/15/08                               900,000         911,250
  Waterford 3 Nuclear Power Plant, 8.09%, due 01/02/17                   190,749         195,827
                                                                                      ----------
                                                                                       2,172,267
  HOLDING AND OTHER INVESTMENT OFFICES (17.04%)
  Bradley Operating LP, 7.20%, due 01/15/08                              450,000         461,444
  Federal Realty Investment Trust, 7.48%, due 08/15/26                   600,000         625,090
  First Industrial LP, 7.60%, due 07/15/28                               700,000         758,184
  First Industrial LP, 7.75%, due 04/15/32                               500,000         550,135
  HRPT Properties, 6.25%, due 08/15/16                                 1,075,000       1,087,491
  iStar Financial, Inc., 7.00%, due 03/15/08                             300,000         309,687
  iStar Financial, Inc.-Series B, 5.70%, due 03/01/14                  1,171,000       1,147,170
  Price Development Co., 7.29%, due 03/11/08                             225,000         226,995
  Spieker Properties LP, 7.35%, due 12/01/17                           1,200,000       1,309,236
                                                                                      ----------
                                                                                       6,475,432
  INSURANCE CARRIERS (4.26%)
  Markel Capital Trust, 8.71%, due 01/01/46                            1,000,000       1,058,600
  PXRE Capital Trust, 8.85%, due 02/01/27                                670,000         561,125
                                                                                      ----------
                                                                                       1,619,725

  MOTION PICTURES (2.39%)
  Time Warner, Inc., 8.375%, due 03/15/23                                800,000         908,376

  PAPER AND ALLIED PRODUCTS (7.75%)
  Bowater, Inc., 9.375%, due 12/15/21                                    900,000         922,500
  Cascades, Inc., 7.25%, due 02/15/13                                  1,000,000         950,000
  Potlatch Corp., 13.00%, due 12/01/09                                   900,000       1,073,250
                                                                                      ----------
                                                                                       2,945,750
  TRANSPORTATION - BY AIR (3.18%)
  Continental Airlines, Inc., 7.461%, due 04/01/15                     1,234,985       1,206,704

  WATER TRANSPORTATION (5.90%)
  Overseas Shipholding Group, Inc., 8.75%, due 12/01/13                1,100,000       1,212,750
  Windsor Petroleum Transportation, 144A, 7.84%, due 01/15/21          1,000,000<F1>   1,027,500
                                                                                      ----------
                                                                                       2,240,250
  WHOLESALE TRADE-NONDURABLE GOODS (3.39%)
  Safeway, Inc., 7.45%, due 09/15/27                                   1,200,000       1,289,376
                                                                                      ----------
Total Corporate Bonds (Cost $22,747,691)                                              23,092,840

MORTGAGE-BACKED SECURITIES (8.73%)
  FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (6.16%)
  Pool # 3023, 5.50%, due 08/01/35                                     1,413,913       1,387,751
  Pool # 3051, 5.50%, due 10/01/25                                     1,000,000         953,810
                                                                                      ----------
                                                                                       2,341,561
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (2.57%)
  Pool # 256103, 5.50%, due 02/01/26                                     992,764         977,098
                                                                                      ----------
Total Mortgage-Backed Securities (Cost $3,378,455)                                     3,318,659

UNITED STATES GOVERNMENT AGENCIES (9.62%)
  Federal Home Loan Bank, 5.50%, due 05/18/15                          1,000,000         979,971
  Federal National Mortgage Assoc., 6.00%, due 08/22/13                1,000,000         997,029
  Federal National Mortgage Assoc., 5.55%, due 06/08/15                1,000,000         983,678
  Federal National Mortgage Assoc., 6.00%, due 11/09/15                  700,000         692,838
                                                                                      ----------
Total United States Government Agencies (Cost $3,700,000)                              3,653,516

SHORT-TERM INVESTMENTS (19.15%)
  COMMERCIAL PAPER (6.45%)
    INSURANCE CARRIERS (0.73%)
    Prudential Funding LLC, 4.72%, due 04/27/06                          275,000         275,000

    NONDEPOSITORY INSTITUTIONS (5.72%)
    American General Finance Corp., 4.63%, due 4/12/06                 1,500,000       1,500,000
    HSBC Finance Corp., 4.52%, due 04/03/06                              675,000         675,000
                                                                                      ----------
                                                                                       2,175,000
                                                                                      ----------
  Total Commercial Paper (Cost $2,450,000)                                             2,450,000

  UNITED STATES GOVERNMENT AGENCIES (12.28%)
    Federal Farm Credit, due 4/06/06                                   2,000,000       1,998,719
    Federal Home Loan Bank, due 4/19/06                                1,850,000       1,845,889
    Federal Home Loan Bank, due 4/27/06                                  825,000         822,331
                                                                                      ----------
  Total United States Government Agencies (Cost $4,666,939)                            4,666,939
                                                                       Shares
                                                                        Held
                                                                      ----------
  MONEY MARKET MUTUAL FUND (0.42%)
  JPMorgan U.S. Treasury Plus Money Market Fund (Cost $159,272)          159,272         159,272
                                                                                      ----------
Total Short-Term Investments (Cost $7,276,211)                                         7,276,211
                                                                                      ----------
Total Investments (Cost $37,452,357) (99.19%)                                         37,692,320

OTHER ASSETS LESS LIABILITIES (0.81%)
  Cash, receivables, prepaid expense and other assets, less liabilities                  308,556
                                                                                      ----------
Total Net Assets (100.00%)                                                          $ 38,000,876
                                                                                      ==========

<F1>  Each unit was purchased at 80.500 on 8/26/99. As of 3/31/06, the carrying value of each unit was 102.750, representing 1,027,500 or 2.70% of total net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

  Unrealized Appreciation                                           $    760,259
  Unrealized Depreciation                                              (520,296)
                                                                      ----------
  Net Unrealized Appreciation (Depreciation)                             239,963

Cost for federal income tax purposes                                $ 37,452,357

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO
March 31, 2006
(Unaudited)
                                                                            Shares
                                                                             Held            Value
                                                                            ----------     ----------
COMMON STOCKS (59.30%)
  APPAREL AND OTHER TEXTILE PRODUCTS (0.39%)
  Jones Apparel Group, Inc.                                                     9,600    $    339,552

  AUTOMOTIVE REPAIR, SERVICES AND PARKING (0.68%)
  Ryder System, Inc.                                                           13,300         595,574

  BUSINESS SERVICES (0.49%)
  Affiliated Computer Services, Inc.                                            3,800<F1>     226,708
  Electronic Data Systems Corp.                                                 7,500         201,225
                                                                                           ----------
                                                                                              427,933
  CHEMICALS AND ALLIED PRODUCTS (9.47%)
  Abbott Laboratories                                                          19,800         840,906
  Bristol-Myers Squibb Co.                                                     18,705         460,330
  Colgate-Palmolive Co.                                                         4,230         241,533
  E.I. Du Pont De Nemours & Co.                                                16,475         695,410
  GlaxoSmithKline PLC                                                           4,700         245,857
  Johnson & Johnson                                                            18,997       1,125,002
  KV Pharmaceutical Co.-Class A                                                12,600<F1>     303,912
  Merck & Co., Inc.                                                            15,158         534,016
  Mylan Laboratories, Inc.                                                     11,890         278,226
  Olin Corp.                                                                   17,100         367,137
  Pfizer, Inc.                                                                 57,854       1,441,722
  Schering-Plough Corp.                                                        15,700         298,143
  Sensient Technologies Corp.                                                  52,585         949,159
  Taro Pharmaceutical Industries, Ltd.                                          6,030<F1>      84,058
  Teva Pharmaceutical Industries, Ltd.                                          9,399         387,051
                                                                                           ----------
                                                                                            8,252,462
  COMMUNICATIONS (1.38%)
  Comcast Corp.-Class A                                                         9,060<F1>     237,010
  Sprint Nextel Corp.                                                          21,801         563,338
  Verizon Communications, Inc.                                                 11,800         401,908
                                                                                           ----------
                                                                                            1,202,256
  DEPOSITORY INSTITUTIONS (6.33%)
  AmSouth Bancorp.                                                             17,525         474,051
  Bank of America Corp.                                                        14,072         640,839
  Bank of New York Co., Inc.                                                   11,229         404,693
  BOK Financial Corp.                                                           4,600         218,730
  Citigroup, Inc.                                                              19,822         936,193
  National City Corp.                                                           8,695         303,455
  New York Community Bancorp., Inc.                                            44,834         785,492
  U. S. Bancorp.                                                               24,470         746,335
  Wachovia Corp.                                                                8,328         466,784
  Wilmington Trust Corp.                                                       12,500         541,875
                                                                                           ----------
                                                                                            5,518,447
  ELECTRIC, GAS AND SANITARY SERVICES (5.65%)
  Alliant Energy Corp.                                                         22,115         695,959
  Atmos Energy Corp.                                                           38,252       1,007,175
  Keyspan Corp.                                                                23,660         966,984
  Pepco Holdings, Inc.                                                         40,600         925,274
  Tortoise Energy Capital Corp.                                                38,695         879,537
  Xcel Energy, Inc.                                                            24,690         448,124
                                                                                           ----------
                                                                                            4,923,053
  ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (2.26%)
  Cisco Systems, Inc.                                                          20,100<F1>     435,567
  Emerson Electric Co.                                                            800          66,904
  General Electric Co.                                                         28,120         978,014
  Helen of Troy, Ltd.                                                          12,334<F1>     261,481
  Intel Corp.                                                                  11,900         230,265
                                                                                           ----------
                                                                                            1,972,231
  FOOD AND KINDRED PRODUCTS (1.96%)
  Anheuser-Busch Cos., Inc.                                                    11,995         513,026
  Coca-Cola Co.                                                                10,380         434,611
  ConAgra Foods, Inc.                                                          20,704         444,308
  Sara Lee Corp.                                                               17,550         313,794
                                                                                           ----------
                                                                                            1,705,739
  FOOD STORES (0.59%)
  Kroger Co.                                                                   25,186<F1>     512,787

  GENERAL MERCHANDISE STORES (1.46%)
  Federated Department Stores, Inc.                                             3,831         279,663
  Fred's, Inc.                                                                 27,440         363,854
  Wal-Mart Stores, Inc.                                                        13,390         632,544
                                                                                           ----------
                                                                                            1,276,061
  HEALTH SERVICES (1.10%)
  Health Management Associates, Inc.                                           17,400         375,318
  Lifepoint Hospitals, Inc.                                                     8,429<F1>     262,142
  Universal Health Services, Inc.-Class B                                       6,350         322,517
                                                                                           ----------
                                                                                              959,977
  HOLDING AND OTHER INVESTMENT OFFICES (0.50%)
  Highwoods Properties, Inc.                                                   12,960         437,141

  INDUSTRIAL MACHINERY AND EQUIPMENT (3.49%)
  3M Co.                                                                       11,405         863,244
  Hewlett-Packard Co.                                                           6,900         227,010
  Ingersoll-Rand Co., Ltd.-Class A                                             20,444         854,355
  SPX Corp.                                                                     8,696         464,540
  Stanley Works (The)                                                          12,500         633,250
                                                                                           ----------
                                                                                            3,042,399
  INSTRUMENTS AND RELATED PRODUCTS (2.26%)
  Becton Dickinson & Co.                                                       13,835         851,959
  Biomet, Inc.                                                                  5,840         207,437
  Fisher Scientific International, Inc.                                         3,920<F1>     266,756
  Stryker Corp.                                                                 9,790         434,089
  Zimmer Holdings, Inc.                                                         3,100<F1>     209,560
                                                                                           ----------
                                                                                            1,969,801
  INSURANCE CARRIERS (2.96%)
  Allstate Corp.                                                               10,395         541,683
  American International Group, Inc.                                            6,170         407,775
  MBIA, Inc.                                                                    4,551         273,652
  MetLife, Inc.                                                                 4,855         234,836
  Protective Life Corp.                                                         6,200         308,388
  Safeco Corp.                                                                  7,925         397,914
  Wellpoint, Inc.                                                               5,328<F1>     412,547
                                                                                           ----------
                                                                                            2,576,795
  METAL MINING (2.46%)
  Barrick Gold Corp.                                                           78,716       2,144,224

  OIL AND GAS EXTRACTION (3.49%)
  Apache Corp.                                                                  6,700         438,917
  Burlington Resources, Inc.                                                    9,075         834,083
  Occidental Petroleum Co.                                                     11,125       1,030,731
  Rowan Cos., Inc.                                                             16,700         734,132
                                                                                           ----------
                                                                                            3,037,863
  PAPER AND ALLIED PRODUCTS (2.83%)
  Abitibi Consolidated, Inc.                                                  133,500         554,025
  Bemis Co., Inc.                                                              21,670         684,339
  Kimberly-Clark Corp.                                                         15,015         867,867
  Sonoco Products Co.                                                          10,600         359,022
                                                                                           ----------
                                                                                            2,465,253
  PETROLEUM AND COAL PRODUCTS (2.90%)
  BP PLC                                                                        8,100         558,414
  ConocoPhillips                                                               31,224       1,971,796
                                                                                           ----------
                                                                                            2,530,210
  PRIMARY METAL INDUSTRIES (0.05%)
  Wolverine Tube, Inc.                                                         11,400<F1>      45,828

  PRINTING AND PUBLISHING (1.04%)
  Belo Corp.-Series A                                                          17,370         345,316
  R.R. Donnelley & Sons Co.                                                    10,925         357,466
  Tribune Co.                                                                   7,375         202,296
                                                                                           ----------
                                                                                              905,078
  RAILROAD TRANSPORTATION (0.29%)
  Union Pacific Corp.                                                           2,710         252,978

  TOBACCO PRODUCTS (0.65%)
  Altria Group, Inc.                                                            8,045         570,069

  TRANSPORTATION EQUIPMENT (2.78%)
  Federal Signal Corp.                                                         36,400         673,400
  Honeywell International, Inc.                                                27,400       1,171,898
  ITT Industries, Inc.                                                         10,190         572,882
                                                                                           ----------
                                                                                            2,418,180
  WHOLESALE TRADE - NONDURABLE GOODS (1.84%)
  Dean Foods Co.                                                               10,579<F1>     410,783
  Safeway, Inc.                                                                25,755         646,966
  SYSCO Corp.                                                                  17,085         547,574
                                                                                           ----------
                                                                                            1,605,323
                                                                                           ----------
Total Common Stocks (Cost $42,458,906)                                                     51,687,214
                                                                           Principal
                                                                             Amount
                                                                            ----------
MORTGAGE-BACKED SECURITIES (3.17%)
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
  Pool # 2796, 7.00%, due 08/01/29                                        $    80,250          83,081
  Pool # 3040, 7.00%, due 02/01/31                                             47,009          48,661
  Pool # 3188, 6.50%, due 02/20/32                                            131,488         134,993
  Pool # 3239, 6.50%, due 05/01/32                                            201,273         206,638
  Pool # 3333, 5.50%, due 01/01/33                                            322,753         318,903
  Pool # 3403, 5.50%, due 06/01/33                                            267,082         263,896
  Pool # 3442, 5.00%, due 09/01/33                                          1,040,166       1,005,458
  Pool # 3459, 5.50%, due 10/01/33                                            706,049         697,627
                                                                                           ----------
Total Mortgage-Backed Securities (Cost $2,782,807)                                          2,759,257

UNITED STATES GOVERNMENT AGENCIES (11.63%)
  Federal National Mortgage Assoc., 6.00%, due 11/09/15                       975,000         965,024
  Government National Mortgage Assoc., 5.00%, due 09/01/23                    700,000         679,135
  Government National Mortgage Assoc., 5.00%, due 09/01/29                    600,000         582,759
  Government National Mortgage Assoc., 5.00%, due 05/01/30                  1,560,000       1,502,472
  Government National Mortgage Assoc., 5.00%, due 04/01/31                  1,500,000       1,453,570
  Government National Mortgage Assoc., 5.00%, due 06/01/31                  1,300,000       1,260,691
  Government National Mortgage Assoc., 5.00%, due 05/01/33                    780,000         727,738
  Government National Mortgage Assoc., 5.00%, due 06/01/33                  1,693,200       1,638,027
  Government National Mortgage Assoc., 3.47%, due 04/01/34                    505,386         483,027
  Government National Mortgage Assoc., 4.00%, due 10/01/34                    874,749         839,620
                                                                                           ----------
Total United States Government Agencies (Cost $10,497,498)                                 10,132,063

SHORT-TERM INVESTMENTS (26.23%)
  COMMERCIAL PAPER (8.60%)
    DEPOSITORY INSTITUTIONS (1.32%)
    Citigroup CP, 4.77%, due 5/17/06                                        1,150,000       1,150,000

    INSURANCE CARRIERS (2.12%)
    Prudential Funding LLC, 4.50%, due 04/11/06                             1,850,000       1,850,000

    NONDEPOSITORY INSTITUTIONS (5.16%)
    American General Finance Corp., 4.65%, due 04/28/06                     2,950,000       2,950,000
    General Electric Capital Corp., 4.62%, due 4/14/06                      1,550,000       1,550,000
                                                                                           ----------
                                                                                            4,500,000
                                                                                           ----------
  Total Commercial Paper (Cost $7,500,000)                                                  7,500,000

  UNITED STATES GOVERNMENT AGENCIES (17.57%)
    Federal Home Loan Bank, due 04/05/06                                    1,500,000       1,499,264
    Federal Home Loan Bank, due 04/21/06                                    1,575,000       1,571,044
    Federal Home Loan Bank, due 05/03/06                                      360,000         358,552
    Federal Home Loan Bank, due 05/12/06                                      450,000         447,658
    Federal Home Loan Bank, due 05/19/06                                    1,500,000       1,490,759
    Federal Home Loan Bank, due 05/31/06                                    1,600,000       1,587,708
    Federal National Mortgage Assoc., due 04/03/06                          1,300,000       1,299,680
    Federal National Mortgage Assoc., due 04/19/06                            600,000         598,649
    Federal National Mortgage Assoc., due 05/05/06                          1,200,000       1,194,900
    Federal National Mortgage Assoc., due 05/08/06                          1,900,000       1,891,023
    Federal National Mortgage Assoc., due 05/24/06                          2,000,000       1,986,152
    Federal National Mortgage Assoc., due 06/06/06                          1,400,000       1,387,961
                                                                                           ----------
  Total United States Government Agencies (Cost $15,313,350)                               15,313,350
                                                                             Shares
                                                                              Held
                                                                            ----------
  MONEY MARKET MUTUAL FUND (0.06%)
  JP Morgan U.S. Treasury Plus Money Market Fund (Cost $52,703)                52,703          52,703
                                                                                           ----------
Total Short-Term Investments (Cost $22,866,053)                                            22,866,053
                                                                                           ----------
Total Investments (Cost $78,605,264) (100.33%)                                             87,444,587

OTHER ASSETS LESS LIABILITIES (-0.33%)
  Cash, receivables, prepaid expense and other assets, less liabilities                     (287,728)
                                                                                           ----------
Total Net Assets (100.00%)                                                               $ 87,156,859
                                                                                           ==========

<F1> Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

  Unrealized Appreciation                                                 $12,058,044
  Unrealized Depreciation                                                  (2,957,130)
                                                                            ----------
  Net Unrealized Appreciation (Depreciation)                                9,100,914

Cost for federal income tax purposes                                      $78,343,673

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO
March 31, 2006
(Unaudited)
                                                                   Annualized
                                                                   Yield on
                                                                   Purchase       Principal
                                                                     Date         Amount      Value
                                                                    --------     ---------   ----------
SHORT-TERM INVESTMENTS (99.85%)
  COMMERCIAL PAPER (21.54%)
    NONDEPOSITORY INSTITUTIONS (14.69%)
    American Express Credit Corp., 4.71%, due 05/25/06                 4.715% $    250,000 $    250,000
    American General Finance Co., 4.90%, due 06/27/06                  4.904       275,000      275,000
    General Electric Capital Corp., 4.55%, due 04/24/06                4.552       300,000      300,000
    HSBC Finance Corp., 4.69%, due 05/23/06                            4.694       300,000      300,000
                                                                                             ----------
                                                                                              1,125,000
    INSURANCE CARRIERS (3.26%)
    Prudential Funding LLC, 4.63%, due 05/15/06                        4.625       250,000      250,000

    PETROLEUM AND COAL PRODUCTS (3.59%)
    Chevron Corp., 4.59%, due 05/30/06                                 4.592       275,000      275,000
                                                                                             ----------
  Total Commercial Paper (Cost $1,650,000)                                                    1,650,000

  UNITED STATES GOVERNMENT AGENCIES (71.16%)
    Federal Farm Credit Bank, due 04/10/06                             4.539       250,000      249,720
    Federal Farm Credit Bank, due 05/31/06                             4.610       250,000      248,120
    Federal Home Loan Bank, due 04/03/06                               4.666       250,000      249,936
    Federal Home Loan Bank, due 04/17/06                               4.675       250,000      249,489
    Federal Home Loan Bank, due 04/21/06                               4.758       250,000      249,350
    Federal Home Loan Bank, due 04/27/06                               4.556       300,000      299,029
    Federal Home Loan Bank, due 05/10/06                               4.640       250,000      248,767
    Federal Home Loan Bank, due 05/24/06                               4.646       250,000      248,325
    Federal Home Loan Bank, due 06/28/06                               4.874       300,000      296,516
    Federal Home Loan Mortgage Corp., due 04/03/06                     4.629       250,000      249,937
    Federal Home Loan Mortgage Corp., due 04/04/06                     4.449       150,000      149,945
    Federal Home Loan Mortgage Corp., due 04/18/06                     4.487       275,000      274,426
    Federal Home Loan Mortgage Corp., due 04/25/06                     4.553       200,000      199,403
    Federal Home Loan Mortgage Corp., due 05/01/06                     4.604       250,000      249,058
    Federal Home Loan Mortgage Corp., due 05/02/06                     4.605       250,000      249,026
    Federal Home Loan Mortgage Corp., due 06/27/06                     4.834       250,000      247,152
    Federal National Mortgage Assoc., due 04/05/06                     4.425       250,000      249,879
    Federal National Mortgage Assoc., due 04/12/06                     4.480       300,000      299,595
    Federal National Mortgage Assoc., due 04/26/06                     4.522       250,000      249,228
    Federal National Mortgage Assoc., due 05/17/06                     4.680       200,000      198,827
    Federal National Mortgage Assoc., due 05/22/06                     4.718       250,000      248,363
    Federal National Mortgage Assoc., due 06/30/06                     4.875       250,000      247,031
                                                                                             ----------
  Total United States Government Agencies (Cost $5,451,122)                                   5,451,122

  UNITED STATES TREASURY OBLIGATIONS (7.15%)
    U. S. Treasury Bill, due 04/13/06                                  4.575      300,000       299,550
    U. S. Treasury Bill, due 06/01/06                                  4.599      250,000       248,093
                                                                                             ----------
  Total United States Treasury Obligations (Cost $547,643)                                      547,643

Total Short-Term Investments (Cost $7,648,765)                                                7,648,765

OTHER ASSETS LESS LIABILITIES (0.15%)
  Cash, receivables, prepaid expense and other assets, less liabilities                          11,568
                                                                                             ----------
Total Net Assets (100.00%)                                                                $   7,660,333
                                                                                             ==========

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO
March 31, 2006
(Unaudited)
                                                                                 Shares
                                                                                  Held            Value
                                                                                ----------      ----------
COMMON STOCKS (95.35%)
  BUSINESS SERVICES (4.01%)
  Microsoft Corp.                                                                   93,758    $  2,551,155
  Oracle Corp.                                                                      58,314<F1>     798,319
                                                                                                ----------
                                                                                                 3,349,474
  CHEMICALS AND ALLIED PRODUCTS (14.94%)
  Abbott Laboratories                                                               25,260       1,072,792
  Amgen, Inc.                                                                       18,200<F1>   1,324,050
  Bristol-Myers Squibb Co.                                                          36,063         887,510
  Dow Chemical Co.                                                                  10,720         435,232
  E.I. du Pont de Nemours & Co.                                                     16,081         678,779
  Eli Lilly & Co.                                                                   18,022         996,617
  Johnson & Johnson                                                                 43,580       2,580,808
  Merck & Co., Inc.                                                                 28,928       1,019,133
  Pfizer, Inc.                                                                      45,282       1,128,427
  Proctor & Gamble Co.                                                              41,042       2,364,840
                                                                                                ----------
                                                                                                12,488,188
  COMMUNICATIONS (3.95%)
  AT&T, Inc.                                                                        35,565         961,678
  Comcast Corp.-Class A                                                             22,486<F1>     588,234
  Verizon Communications                                                            37,307       1,270,676
  Viacom, Inc.-Class B                                                              12,334<F1>     478,559
                                                                                                ----------
                                                                                                 3,299,147
  DEPOSITORY INSTITUTIONS (10.94%)
  Bank of America Corp.                                                             46,596       2,121,982
  Citigroup, Inc.                                                                   49,326       2,329,667
  J. P. Morgan Chase & Co.                                                          47,270       1,968,323
  Wachovia Corp.                                                                    25,980       1,456,179
  Wells Fargo Co.                                                                   19,900       1,271,013
                                                                                                ----------
                                                                                                 9,147,164
  EATING AND DRINKING PLACES (2.13%)
  McDonald's Corp.                                                                  51,752       1,778,199

  ELECTRIC, GAS AND SANITARY SERVICES (3.36%)
  Dominion Resources, Inc.                                                          11,600         800,748
  Exelon Corp.                                                                      24,600       1,301,340
  Southern Co.                                                                      21,650         709,470
                                                                                                ----------
                                                                                                 2,811,558
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (8.11%)
  Cisco Systems, Inc.                                                               62,268<F1>   1,349,348
  General Electric Co.                                                              73,576       2,558,973
  Intel Corp.                                                                       58,206       1,126,286
  Motorola, Inc.                                                                    37,949         869,412
  Texas Instruments, Inc.                                                           27,001         876,722
                                                                                                ----------
                                                                                                 6,780,741
  FOOD AND KINDRED PRODUCTS (2.98%)
  Anheuser Busch Cos., Inc.                                                         11,432         488,947
  Coca-Cola Co. (The)                                                               26,389       1,104,907
  PepsiCo, Inc.                                                                     15,518         896,785
                                                                                                ----------
                                                                                                 2,490,639
  FORESTRY (0.55%)
  Weyerhaeuser Co.                                                                   6,400         463,552

  GENERAL MERCHANDISE STORES (2.41%)
  Wal-Mart Stores, Inc.                                                             42,623       2,013,511

  INDUSTRIAL MACHINERY AND EQUIPMENT (9.39%)
  3M Co.                                                                            17,808       1,347,888
  Applied Materials, Inc.                                                           24,000         420,240
  Caterpillar, Inc.                                                                 28,614       2,054,771
  Dell, Inc.                                                                        31,210<F1>     928,810
  EMC Corp.                                                                         38,068<F1>     518,867
  Hewlett-Packard Co.                                                               41,279       1,358,079
  International Business Machines Corp.                                             14,821       1,222,288
                                                                                                ----------
                                                                                                 7,850,943
  INSURANCE CARRIERS (3.00%)
  American International Group, Inc.                                                37,964       2,509,041

  LUMBER AND WOOD PRODUCTS (1.31%)
  Home Depot, Inc.                                                                  25,913       1,096,120

  MOTION PICTURES (2.24%)
  Disney (Walt) Co.                                                                 36,832       1,027,244
  Time Warner, Inc.                                                                 50,502         847,929
                                                                                                ----------
                                                                                                 1,875,173
  NONDEPOSITORY INSTITUTIONS (4.20%)
  American Express Co.                                                              52,797       2,774,482
  Federal National Mortgage Assoc.                                                  14,400         740,160
                                                                                                ----------
                                                                                                 3,514,642
  PETROLEUM AND COAL PRODUCTS (7.81%)
  Chevron Corp.                                                                     39,400       2,284,018
  Exxon Mobil Corp.                                                                 69,771       4,246,263
                                                                                                ----------
                                                                                                 6,530,281
  PRIMARY METAL INDUSTRIES (1.13%)
  Alcoa, Inc.                                                                       30,898         944,243

  PRINTING AND PUBLISHING (0.35%)
  CBS Corp.-Class B                                                                 12,334         295,769

  SECURITY AND COMMODITY BROKERS (0.57%)
  Amerprise Financial, Inc.                                                         10,559         475,789

  TOBACCO PRODUCTS (3.30%)
  Altria Group, Inc.                                                                38,965       2,761,060

  TRANSPORTATION EQUIPMENT (8.65%)
  Boeing Co. (The)                                                                  32,082       2,500,150
  General Motors Corp.                                                              16,700         355,209
  Honeywell International, Inc.                                                     38,024       1,626,286
  United Technologies Corp.                                                         47,402       2,747,894
                                                                                                ----------
                                                                                                 7,229,539
                                                                                                ----------
Total Common Stocks (Cost $62,442,887)                                                          79,704,773
                                                                                Principal
                                                                                 Amount
                                                                                ----------
SHORT-TERM INVESTMENTS (4.55%)
  COMMERCIAL PAPER (1.02%)
      NONDEPOSITORY INSTITUTIONS
      General Electric Capital Corp., 4.68%, due 04/20/06                    $     850,000         850,000
                                                                                                ----------
  Total Commercial Paper (Cost $850,000)                                                           850,000

  UNITED STATES GOVERNMENT AGENCIES (3.40%)
      Federal Home Loan Bank, due 04/12/06                                         850,000         848,841
      Federal Home Loan Bank, due 04/26/06                                         625,000         623,009
      Federal Home Loan Mortgage Corp., due 04/07/06                               675,000         674,501
      Federal Home Loan Mortgage Corp., due 04/18/06                               700,000         698,476
                                                                                                ----------
  Total United States Government Agencies (Cost $2,844,827)                                      2,844,827
                                                                                 Shares
                                                                                  Held
                                                                                ----------
  MONEY MARKET MUTUAL FUND (0.13%)
  JP Morgan U.S. Treasury Plus Money Market Fund (Cost $105,570)                   105,570         105,570
                                                                                                ----------
Total Short-Term Investments (Cost $3,800,397)                                                   3,800,397
                                                                                                ----------
Total Investments (Cost $66,243,284) (99.90%)                                                   83,505,170

OTHER ASSETS LESS LIABILITIES (0.10%)
  Cash, receivables, prepaid expense and other assets, less liabilities                             81,589
                                                                                                ----------
Total Net Assets (100.00%)                                                                    $ 83,586,759
                                                                                                ==========

<F1>  Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

  Unrealized Appreciation                                                    $  25,907,938
  Unrealized Depreciation                                                      (8,646,052)
                                                                                ----------
  Net Unrealized Appreciation (Depreciation)                                    17,261,886

Cost for federal income tax purposes                                         $  66,243,284

Item 2.    Controls and Procedures

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

    (b) There has been no change to the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.    Exhibits.

    Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed as exhibits hereto.

                           SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EquiTrust Variable Insurance Series Fund


By:  /s/ Dennis M. Marker
     Dennis M. Marker
     Chief Executive Officer

Date: 5/23/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/ Dennis M. Marker
     Dennis M. Marker
     Chief Executive Officer

Date: 5/23/2006


By:  /s/ James W. Noyce
     James W. Noyce
     Chief Financial Officer

Date: 5/23/2006